INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INVENTORIES
INVENTORIES

5.    INVENTORIES

The inventory balance as of September 30, 2021 and December 31, 2020 is comprised of finished goods. Manufacturing overhead costs primarily include management’s best estimate and allocation of the labor costs incurred related to acquiring finished goods from the Company’s contract manufacturer. Labor costs include wages, taxes and benefits for employees involved in warehousing, logistics coordination, material sourcing, and production planning activities. The majority of these costs have been written off based on the Company’s analysis of net realizable value.

For the nine months ended September 30, 2021 and 2020, net realizable value inventory adjustments and excess and obsolete inventory charges were $19 and $163, respectively, and were recognized in cost of sales.

5.   INVENTORIES

The inventory balance as of December 31, 2020 is comprised of finished goods. The Company did not have any inventory balances as of December 31, 2019.

Manufacturing overhead costs primarily include management’s best estimate and allocation of the labor costs incurred related to acquiring finished goods from the Company’s contract manufacturer. Labor costs include wages, taxes and benefits for employees involved in warehousing, logistics coordination, material sourcing, and production planning activities. The majority of these costs have been written off based on the Company’s analysis of net realizable value.

For the year ended December 31, 2020, net realizable value inventory adjustments and excess and obsolete inventory charges were $213 and were recognized in cost of sales.